LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–97.40%
Aerospace & Defense–1.73%
Boeing Co.
2.20% 2/4/26	1,000,000	$936,199
2.25% 6/15/26	250,000	232,195
2.70% 2/1/27	250,000	230,276
3.10% 5/1/26	350,000	332,143
4.88% 5/1/25	1,000,000	988,892
General Dynamics Corp.
3.25% 4/1/25	250,000	245,132
3.50% 5/15/25	500,000	490,987
Howmet Aerospace, Inc. 5.90% 2/1/27	150,000	152,166
L3Harris Technologies, Inc. 3.85% 12/15/26	250,000	241,598
Lockheed Martin Corp. 3.55% 1/15/26	350,000	341,641
Northrop Grumman Corp. 3.20% 2/1/27	150,000	143,465
RTX Corp.
2.65% 11/1/26	250,000	235,582
3.95% 8/16/25	250,000	245,889
5.00% 2/27/26	55,000	54,857
5.75% 11/8/26	175,000	177,690
		5,048,712
Agriculture–1.06%
Altria Group, Inc. 2.35% 5/6/25	350,000	338,720
BAT Capital Corp. 3.22% 9/6/26	250,000	237,853
BAT International Finance PLC 1.67% 3/25/26	500,000	465,380
Bunge Ltd. Finance Corp. 1.63% 8/17/25	350,000	331,513
Philip Morris International, Inc.
0.88% 5/1/26	250,000	229,548
1.50% 5/1/25	350,000	336,220
3.38% 8/11/25	250,000	244,069
4.75% 2/12/27	70,000	69,611
4.88% 2/13/26	490,000	488,045
5.00% 11/17/25	120,000	119,688
Reynolds American, Inc. 4.45% 6/12/25	250,000	246,657
		3,107,304
Airlines–0.09%
Southwest Airlines Co. 5.25% 5/4/25	250,000	249,003
		249,003
Apparel–0.34%
NIKE, Inc. 2.38% 11/1/26	250,000	235,484
PVH Corp. 4.63% 7/10/25	250,000	246,239
Ralph Lauren Corp. 3.75% 9/15/25	350,000	342,279
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Apparel (continued)
Tapestry, Inc.
7.00% 11/27/26	85,000	$87,578
7.05% 11/27/25	65,000	66,338
		977,918
Auto Manufacturers–4.59%
American Honda Finance Corp.
1.00% 9/10/25	350,000	329,498
1.20% 7/8/25	500,000	474,864
2.35% 1/8/27	150,000	140,349
4.60% 4/17/25	250,000	248,042
4.75% 1/12/26	125,000	124,132
4.90% 3/12/27	400,000	399,208
4.95% 1/9/26	95,000	94,780
5.25% 7/7/26	150,000	150,860
Ford Motor Co. 4.35% 12/8/26	500,000	486,730
Ford Motor Credit Co. LLC
2.70% 8/10/26	1,500,000	1,398,203
4.27% 1/9/27	250,000	240,490
4.39% 1/8/26	1,500,000	1,463,074
5.80% 3/5/27	250,000	250,925
General Motors Financial Co., Inc.
1.50% 6/10/26	350,000	321,950
2.35% 2/26/27	250,000	230,828
2.75% 6/20/25	500,000	483,180
3.80% 4/7/25	95,000	93,274
4.00% 10/6/26	300,000	290,881
4.30% 7/13/25	250,000	246,204
4.35% 4/9/25	250,000	246,913
5.25% 3/1/26	500,000	498,412
5.40% 4/6/26	185,000	185,069
6.05% 10/10/25	450,000	453,332
Honda Motor Co. Ltd. 2.53% 3/10/27	250,000	234,340
PACCAR Financial Corp.
4.45% 3/30/26	200,000	198,459
4.95% 10/3/25	100,000	99,778
5.05% 8/10/26	340,000	341,212
5.20% 11/9/26	165,000	166,323
Toyota Motor Corp. 5.28% 7/13/26	120,000	120,817
Toyota Motor Credit Corp.
0.80% 10/16/25	350,000	328,006
1.13% 6/18/26	250,000	230,107
3.00% 4/1/25	500,000	489,211
3.05% 3/22/27	250,000	237,818
3.65% 8/18/25	500,000	490,578
3.95% 6/30/25	175,000	172,521
4.45% 5/18/26	250,000	247,599
4.80% 1/5/26	200,000	199,282
5.00% 8/14/26	250,000	250,266
5.00% 3/19/27	65,000	65,199
5.40% 11/10/25	200,000	201,007
LVIP SSGA Short-Term Bond Index Fund–1

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Toyota Motor Credit Corp. (continued)
5.40% 11/20/26	250,000	$252,905
5.60% 9/11/25	250,000	251,680
		13,428,306
Auto Parts & Equipment–0.20%
Magna International, Inc.
4.15% 10/1/25	350,000	344,462
5.98% 3/21/26	250,000	250,017
		594,479
Banks–34.74%
Australia & New Zealand Banking Group Ltd. 3.70% 11/16/25	250,000	244,662
Banco Bilbao Vizcaya Argentaria SA
1.13% 9/18/25	250,000	234,730
μ5.86% 9/14/26	200,000	200,291
Banco Santander SA
μ1.72% 9/14/27	200,000	182,421
1.85% 3/25/26	200,000	186,823
2.75% 5/28/25	350,000	338,357
μ4.18% 3/24/28	200,000	192,772
5.15% 8/18/25	450,000	446,853
5.18% 11/19/25	250,000	247,193
μ5.55% 3/14/28	200,000	200,043
μ6.53% 11/7/27	400,000	410,266
Bank of America Corp.
μ1.20% 10/24/26	500,000	467,983
μ1.32% 6/19/26	1,250,000	1,188,201
μ1.73% 7/22/27	500,000	460,975
μ2.55% 2/4/28	250,000	232,380
μ3.38% 4/2/26	600,000	586,841
3.50% 4/19/26	1,000,000	969,768
μ3.82% 1/20/28	1,100,000	1,059,471
3.88% 8/1/25	1,100,000	1,082,709
3.95% 4/21/25	250,000	245,997
4.25% 10/22/26	500,000	488,928
4.45% 3/3/26	350,000	344,750
μ4.83% 7/22/26	500,000	495,501
μ5.08% 1/20/27	650,000	646,727
μ5.93% 9/15/27	750,000	760,054
Bank of America NA
5.53% 8/18/26	350,000	353,550
5.65% 8/18/25	350,000	352,120
Bank of Montreal
2.65% 3/8/27	250,000	234,329
3.70% 6/7/25	205,000	201,129
5.27% 12/11/26	210,000	210,929
5.30% 6/5/26	750,000	751,938
5.92% 9/25/25	250,000	252,542
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of New York Mellon Corp.
0.75% 1/28/26	350,000	$323,440
2.80% 5/4/26	250,000	238,848
μ4.41% 7/24/26	595,000	587,780
μ4.95% 4/26/27	615,000	612,193
Bank of Nova Scotia
1.05% 3/2/26	350,000	323,685
1.35% 6/24/26	500,000	460,811
2.70% 8/3/26	500,000	473,239
3.45% 4/11/25	300,000	294,050
4.50% 12/16/25	250,000	245,859
4.75% 2/2/26	350,000	347,411
5.35% 12/7/26	250,000	251,273
5.45% 6/12/25	250,000	250,222
Barclays PLC
4.38% 1/12/26	500,000	490,539
5.20% 5/12/26	500,000	494,851
μ5.30% 8/9/26	350,000	348,164
μ5.67% 3/12/28	225,000	225,800
μ5.83% 5/9/27	875,000	876,858
μ6.50% 9/13/27	500,000	510,049
μ7.33% 11/2/26	500,000	512,265
Canadian Imperial Bank of Commerce
0.95% 10/23/25	250,000	234,712
3.30% 4/7/25	70,000	68,502
3.95% 8/4/25	350,000	343,738
5.14% 4/28/25	250,000	249,200
5.62% 7/17/26	300,000	302,645
5.93% 10/2/26	250,000	254,795
Citibank NA
5.49% 12/4/26	390,000	394,170
5.86% 9/29/25	340,000	343,259
Citigroup, Inc.
μ1.12% 1/28/27	750,000	693,650
μ3.07% 2/24/28	1,500,000	1,410,933
μ3.11% 4/8/26	500,000	487,344
3.20% 10/21/26	500,000	476,177
3.40% 5/1/26	850,000	818,423
μ3.89% 1/10/28	750,000	723,203
4.40% 6/10/25	1,000,000	986,185
4.60% 3/9/26	250,000	246,034
5.50% 9/13/25	250,000	249,886
μ5.61% 9/29/26	1,000,000	1,001,593
Commonwealth Bank of Australia 5.32% 3/13/26	250,000	251,665
Cooperatieve Rabobank UA 4.38% 8/4/25	350,000	343,914
Credit Suisse AG 2.95% 4/9/25	600,000	584,139
Deutsche Bank AG
1.69% 3/19/26	750,000	702,133
μ2.13% 11/24/26	250,000	235,753
4.16% 5/13/25	155,000	152,685
LVIP SSGA Short-Term Bond Index Fund–2

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Deutsche Bank AG (continued)
μ6.12% 7/14/26	415,000	$416,569
μ7.15% 7/13/27	265,000	272,344
Discover Bank 3.45% 7/27/26	250,000	238,088
Fifth Third Bank NA
2.25% 2/1/27	250,000	231,197
3.95% 7/28/25	250,000	244,957
μGoldman Sachs Bank USA 5.28% 3/18/27	1,000,000	999,498
Goldman Sachs Group, Inc.
μ1.43% 3/9/27	500,000	463,045
μ1.54% 9/10/27	1,000,000	913,757
μ2.64% 2/24/28	500,000	465,691
3.50% 4/1/25	1,250,000	1,226,335
μ3.62% 3/15/28	750,000	717,401
3.75% 5/22/25	850,000	834,171
4.25% 10/21/25	1,000,000	981,203
μ4.39% 6/15/27	1,000,000	980,679
μ5.80% 8/10/26	355,000	356,151
HSBC Holdings PLC
μ1.65% 4/18/26	350,000	335,238
μ2.25% 11/22/27	750,000	691,227
3.90% 5/25/26	500,000	486,835
μ4.04% 3/13/28	250,000	241,003
4.25% 8/18/25	350,000	343,027
μ4.29% 9/12/26	1,750,000	1,717,852
μ5.89% 8/14/27	750,000	756,561
μ7.34% 11/3/26	250,000	257,208
HSBC USA, Inc. 5.29% 3/4/27	500,000	502,907
ING Groep NV
3.95% 3/29/27	250,000	241,568
μ4.02% 3/28/28	250,000	240,879
μ6.08% 9/11/27	200,000	202,470
JPMorgan Chase & Co.
μ1.04% 2/4/27	500,000	462,728
μ1.05% 11/19/26	250,000	233,099
μ1.58% 4/22/27	1,000,000	927,115
μ2.08% 4/22/26	2,050,000	1,975,303
2.95% 10/1/26	750,000	714,870
3.20% 6/15/26	250,000	240,560
μ3.78% 2/1/28	1,000,000	963,042
3.90% 7/15/25	250,000	245,876
μ3.96% 1/29/27	500,000	488,064
μ4.08% 4/26/26	750,000	738,509
4.13% 12/15/26	1,000,000	975,055
μ5.04% 1/23/28	250,000	249,138
μ6.07% 10/22/27	400,000	408,131
7.75% 7/15/25	250,000	257,461
JPMorgan Chase Bank NA 5.11% 12/8/26	500,000	501,436
KeyBank NA
3.30% 6/1/25	250,000	242,070
4.15% 8/8/25	500,000	486,017
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Lloyds Banking Group PLC
μ1.63% 5/11/27	350,000	$322,238
3.75% 1/11/27	250,000	240,659
μ3.75% 3/18/28	250,000	239,309
4.45% 5/8/25	250,000	246,944
4.58% 12/10/25	250,000	245,115
4.65% 3/24/26	250,000	245,059
μ4.72% 8/11/26	200,000	197,604
μ5.46% 1/5/28	500,000	500,110
μ5.99% 8/7/27	220,000	222,072
Manufacturers & Traders Trust Co.
4.65% 1/27/26	250,000	244,558
5.40% 11/21/25	400,000	396,397
Mitsubishi UFJ Financial Group, Inc.
1.41% 7/17/25	750,000	713,256
μ1.64% 10/13/27	200,000	183,063
μ2.34% 1/19/28	250,000	231,857
2.76% 9/13/26	250,000	236,332
3.68% 2/22/27	250,000	241,816
3.85% 3/1/26	350,000	341,778
μMizuho Financial Group, Inc.
1.23% 5/22/27	350,000	321,203
1.55% 7/9/27	250,000	229,847
2.23% 5/25/26	250,000	240,999
Morgan Stanley
μ0.99% 12/10/26	1,250,000	1,158,082
μ1.59% 5/4/27	500,000	462,496
μ2.19% 4/28/26	500,000	482,376
μ2.48% 1/21/28	850,000	790,692
3.13% 7/27/26	500,000	478,244
3.63% 1/20/27	500,000	482,951
3.88% 1/27/26	500,000	488,372
4.00% 7/23/25	850,000	835,941
μ4.68% 7/17/26	460,000	455,044
μ5.05% 1/28/27	200,000	199,231
μ6.14% 10/16/26	500,000	505,718
6.25% 8/9/26	250,000	256,104
Morgan Stanley Bank NA
4.75% 4/21/26	300,000	298,034
μ4.95% 1/14/28	775,000	771,808
5.48% 7/16/25	460,000	461,787
5.88% 10/30/26	640,000	652,338
National Australia Bank Ltd.
2.50% 7/12/26	350,000	331,525
3.38% 1/14/26	250,000	242,779
NatWest Group PLC
μ1.64% 6/14/27	500,000	459,685
4.80% 4/5/26	250,000	247,087
μ5.58% 3/1/28	450,000	452,265
μ5.85% 3/2/27	250,000	251,199
Northern Trust Corp. 3.95% 10/30/25	350,000	342,869
PNC Bank NA 3.25% 6/1/25	350,000	341,205
LVIP SSGA Short-Term Bond Index Fund–3

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
PNC Financial Services Group, Inc.
1.15% 8/13/26	250,000	$227,918
2.60% 7/23/26	350,000	331,207
μ4.76% 1/26/27	115,000	113,924
μ5.30% 1/21/28	85,000	85,097
μ5.81% 6/12/26	145,000	145,483
μ6.62% 10/20/27	355,000	365,493
Royal Bank of Canada
1.15% 6/10/25	500,000	476,942
1.40% 11/2/26	250,000	228,346
3.38% 4/14/25	250,000	245,098
4.88% 1/12/26	750,000	747,339
4.88% 1/19/27	165,000	164,639
4.95% 4/25/25	535,000	533,153
5.20% 7/20/26	250,000	250,804
Santander Holdings USA, Inc.
μ2.49% 1/6/28	150,000	136,322
3.45% 6/2/25	250,000	243,016
μ5.81% 9/9/26	90,000	90,040
μSantander U.K. Group Holdings PLC 1.53% 8/21/26	250,000	235,483
Sumitomo Mitsui Financial Group, Inc.
0.95% 1/12/26	250,000	232,218
1.40% 9/17/26	350,000	319,942
1.47% 7/8/25	750,000	713,961
2.63% 7/14/26	250,000	236,868
3.01% 10/19/26	750,000	712,142
3.78% 3/9/26	150,000	146,164
5.46% 1/13/26	635,000	637,137
5.88% 7/13/26	200,000	202,961
Synchrony Bank 5.40% 8/22/25	250,000	247,717
Toronto-Dominion Bank
0.75% 9/11/25	350,000	328,710
1.15% 6/12/25	250,000	238,129
1.25% 9/10/26	250,000	228,117
2.80% 3/10/27	250,000	235,387
3.77% 6/6/25	250,000	245,584
4.98% 4/5/27	700,000	698,960
5.10% 1/9/26	350,000	350,605
5.26% 12/11/26	130,000	130,844
5.53% 7/17/26	700,000	706,106
Truist Bank
3.30% 5/15/26	250,000	239,934
3.63% 9/16/25	350,000	340,627
Truist Financial Corp.
1.20% 8/5/25	350,000	330,856
μ1.27% 3/2/27	350,000	323,577
3.70% 6/5/25	250,000	245,072
4.00% 5/1/25	250,000	245,978
μ5.90% 10/28/26	370,000	371,835
μ6.05% 6/8/27	115,000	116,552
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
U.S. Bancorp
1.45% 5/12/25	250,000	$239,674
μ2.22% 1/27/28	250,000	230,600
3.95% 11/17/25	250,000	244,902
μ5.73% 10/21/26	315,000	316,704
μ6.79% 10/26/27	750,000	776,639
UBS AG 5.80% 9/11/25	500,000	503,584
UBS Group AG 4.55% 4/17/26	250,000	245,990
Wachovia Corp. 7.57% 8/1/26	500,000	523,448
Wells Fargo & Co.
μ2.19% 4/30/26	500,000	481,515
3.00% 4/22/26	750,000	717,256
3.00% 10/23/26	300,000	283,991
μ3.20% 6/17/27	500,000	477,440
μ3.53% 3/24/28	500,000	475,895
3.55% 9/29/25	750,000	731,390
μ3.91% 4/25/26	940,000	922,571
4.10% 6/3/26	500,000	486,670
μ4.54% 8/15/26	600,000	592,337
Wells Fargo Bank NA
4.81% 1/15/26	350,000	348,201
5.25% 12/11/26	600,000	602,333
5.45% 8/7/26	250,000	251,680
5.55% 8/1/25	250,000	251,169
Westpac Banking Corp.
1.15% 6/3/26	250,000	230,499
2.70% 8/19/26	250,000	237,647
2.85% 5/13/26	500,000	479,299
3.35% 3/8/27	250,000	239,934
3.74% 8/26/25	350,000	343,535
μ4.32% 11/23/31	250,000	241,268
5.51% 11/17/25	250,000	251,798
		101,621,947
Beverages–1.50%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65% 2/1/26	750,000	732,891
Constellation Brands, Inc.
3.70% 12/6/26	250,000	241,173
4.40% 11/15/25	250,000	246,200
Diageo Capital PLC
1.38% 9/29/25	500,000	473,126
5.38% 10/5/26	250,000	252,374
Keurig Dr Pepper, Inc.
2.55% 9/15/26	250,000	235,422
5.10% 3/15/27	225,000	225,331
Molson Coors Beverage Co. 3.00% 7/15/26	500,000	477,226
Pepsico Singapore Financing I Pte. Ltd. 4.65% 2/16/27	250,000	248,626
PepsiCo, Inc.
2.38% 10/6/26	200,000	188,918
2.85% 2/24/26	250,000	241,357
LVIP SSGA Short-Term Bond Index Fund–4

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
PepsiCo, Inc. (continued)
3.50% 7/17/25	250,000	$244,934
4.55% 2/13/26	450,000	447,782
5.13% 11/10/26	130,000	131,031
		4,386,391
Biotechnology–1.00%
Amgen, Inc.
2.20% 2/21/27	350,000	324,096
3.13% 5/1/25	750,000	731,916
5.51% 3/2/26	330,000	329,538
Biogen, Inc. 4.05% 9/15/25	350,000	343,487
Bio-Rad Laboratories, Inc. 3.30% 3/15/27	250,000	237,064
Gilead Sciences, Inc.
2.95% 3/1/27	250,000	237,700
3.65% 3/1/26	500,000	487,148
Royalty Pharma PLC 1.20% 9/2/25	250,000	235,310
		2,926,259
Building Materials–0.34%
Carrier Global Corp. 5.80% 11/30/25	135,000	135,896
Fortune Brands Innovations, Inc. 4.00% 6/15/25	250,000	245,113
Lennox International, Inc. 1.35% 8/1/25	250,000	236,472
Owens Corning 3.40% 8/15/26	250,000	239,539
Trane Technologies Financing Ltd. 3.50% 3/21/26	150,000	145,106
		1,002,126
Chemicals–0.80%
Air Products & Chemicals, Inc. 1.50% 10/15/25	250,000	237,023
Ecolab, Inc. 1.65% 2/1/27	150,000	137,400
EIDP, Inc.
1.70% 7/15/25	250,000	238,637
4.50% 5/15/26	180,000	177,927
Linde, Inc. 4.70% 12/5/25	150,000	149,306
LYB International Finance III LLC 1.25% 10/1/25	350,000	328,578
Nutrien Ltd.
4.00% 12/15/26	250,000	242,362
5.95% 11/7/25	55,000	55,449
PPG Industries, Inc. 1.20% 3/15/26	250,000	231,762
RPM International, Inc. 3.75% 3/15/27	250,000	239,080
Sherwin-Williams Co. 4.25% 8/8/25	70,000	68,968
Westlake Corp. 3.60% 8/15/26	250,000	240,256
		2,346,748
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services–0.84%
Automatic Data Processing, Inc. 3.38% 9/15/25	350,000	$342,365
Equifax, Inc. 2.60% 12/15/25	250,000	238,684
Global Payments, Inc.
1.20% 3/1/26	250,000	231,257
2.15% 1/15/27	250,000	230,697
GXO Logistics, Inc. 1.65% 7/15/26	250,000	229,220
PayPal Holdings, Inc.
1.65% 6/1/25	250,000	239,872
2.65% 10/1/26	500,000	471,976
S&P Global, Inc. 2.45% 3/1/27	250,000	233,986
Verisk Analytics, Inc. 4.00% 6/15/25	250,000	245,623
		2,463,680
Computers–2.98%
Apple, Inc.
0.55% 8/20/25	500,000	470,798
1.13% 5/11/25	500,000	478,743
2.05% 9/11/26	250,000	234,668
2.45% 8/4/26	1,000,000	950,030
3.25% 2/23/26	750,000	728,995
3.35% 2/9/27	750,000	724,643
4.42% 5/8/26	180,000	179,240
Dell International LLC/EMC Corp.
4.90% 10/1/26	500,000	496,915
6.02% 6/15/26	714,000	723,125
Fortinet, Inc. 1.00% 3/15/26	250,000	229,997
Hewlett Packard Enterprise Co.
1.75% 4/1/26	250,000	233,347
4.90% 10/15/25	500,000	496,662
6.10% 4/1/26	250,000	247,603
HP, Inc. 2.20% 6/17/25	250,000	240,630
IBM International Capital Pte. Ltd. 4.60% 2/5/27	250,000	247,387
International Business Machines Corp.
2.20% 2/9/27	150,000	139,372
3.30% 5/15/26	500,000	482,436
4.00% 7/27/25	200,000	196,861
4.50% 2/6/26	500,000	496,484
7.00% 10/30/25	250,000	257,637
Kyndryl Holdings, Inc. 2.05% 10/15/26	250,000	229,019
NetApp, Inc. 1.88% 6/22/25	250,000	239,105
		8,723,697
Cosmetics & Personal Care–0.78%
Colgate-Palmolive Co.
3.10% 8/15/25	65,000	63,460
4.80% 3/2/26	440,000	441,339
Conopco, Inc. 7.25% 12/15/26	250,000	264,770
LVIP SSGA Short-Term Bond Index Fund–5

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Cosmetics & Personal Care (continued)
Estee Lauder Cos., Inc. 3.15% 3/15/27	250,000	$239,427
Procter & Gamble Co.
0.55% 10/29/25	350,000	327,470
2.70% 2/2/26	250,000	240,794
2.80% 3/25/27	250,000	237,866
4.10% 1/26/26	125,000	123,796
Unilever Capital Corp. 2.00% 7/28/26	350,000	328,183
		2,267,105
Diversified Financial Services–4.09%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	1,000,000	928,660
4.45% 10/1/25	250,000	246,006
6.10% 1/15/27	250,000	254,091
Air Lease Corp.
1.88% 8/15/26	500,000	460,978
2.88% 1/15/26	350,000	334,689
3.38% 7/1/25	250,000	243,627
American Express Co.
1.65% 11/4/26	250,000	229,211
2.55% 3/4/27	250,000	233,491
3.95% 8/1/25	850,000	835,187
4.90% 2/13/26	85,000	84,606
μ4.99% 5/1/26	250,000	248,507
μ5.10% 2/16/28	430,000	429,336
μ5.39% 7/28/27	250,000	250,851
μ6.34% 10/30/26	250,000	253,299
Ameriprise Financial, Inc. 3.00% 4/2/25	250,000	244,208
Capital One Financial Corp.
4.20% 10/29/25	350,000	342,100
μ4.99% 7/24/26	450,000	447,098
μ7.15% 10/29/27	100,000	104,071
Charles Schwab Corp.
1.15% 5/13/26	350,000	322,662
2.45% 3/3/27	350,000	326,161
3.45% 2/13/26	250,000	242,190
3.63% 4/1/25	200,000	196,540
3.85% 5/21/25	250,000	245,825
5.88% 8/24/26	165,000	167,750
Discover Financial Services
4.10% 2/9/27	250,000	241,190
4.50% 1/30/26	350,000	343,901
Intercontinental Exchange, Inc.
3.65% 5/23/25	195,000	191,420
3.75% 12/1/25	350,000	342,567
Mastercard, Inc. 2.95% 11/21/26	250,000	238,690
Nasdaq, Inc. 5.65% 6/28/25	95,000	95,297
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Nomura Holdings, Inc.
1.65% 7/14/26	350,000	$321,834
2.33% 1/22/27	250,000	230,450
5.10% 7/3/25	500,000	496,766
5.71% 1/9/26	200,000	200,512
Radian Group, Inc. 4.88% 3/15/27	250,000	244,052
Synchrony Financial
4.50% 7/23/25	250,000	244,975
4.88% 6/13/25	130,000	128,066
Visa, Inc. 3.15% 12/14/25	1,000,000	972,454
		11,963,318
Electric–5.24%
AEP Transmission Co. LLC 3.10% 12/1/26	250,000	237,805
American Electric Power Co., Inc. 5.70% 8/15/25	340,000	340,696
Avangrid, Inc. 3.20% 4/15/25	350,000	341,027
Baltimore Gas & Electric Co. 2.40% 8/15/26	250,000	235,987
Berkshire Hathaway Energy Co. 4.05% 4/15/25	250,000	246,813
CenterPoint Energy, Inc. 5.25% 8/10/26	500,000	500,851
Connecticut Light & Power Co. 3.20% 3/15/27	250,000	238,514
Constellation Energy Generation LLC 3.25% 6/1/25	250,000	244,304
Dominion Energy, Inc. 3.90% 10/1/25	350,000	342,289
DTE Electric Co. 4.85% 12/1/26	120,000	119,920
DTE Energy Co.
1.05% 6/1/25	250,000	237,374
2.85% 10/1/26	250,000	236,364
Duke Energy Carolinas LLC 2.95% 12/1/26	250,000	238,300
Duke Energy Corp.
0.90% 9/15/25	250,000	234,587
2.65% 9/1/26	250,000	236,060
4.85% 1/5/27	110,000	109,548
5.00% 12/8/25	90,000	89,721
Edison International 4.70% 8/15/25	200,000	197,544
Enel Americas SA 4.00% 10/25/26	100,000	96,059
Entergy Corp. 0.90% 9/15/25	750,000	703,006
Evergy Kansas Central, Inc. 2.55% 7/1/26	350,000	331,681
Eversource Energy
0.80% 8/15/25	350,000	327,686
4.75% 5/15/26	125,000	123,704
5.00% 1/1/27	65,000	64,818
LVIP SSGA Short-Term Bond Index Fund–6

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Exelon Corp.
2.75% 3/15/27	250,000	$234,038
3.95% 6/15/25	250,000	245,490
Florida Power & Light Co.
2.85% 4/1/25	700,000	683,515
4.45% 5/15/26	125,000	123,796
Fortis, Inc. 3.06% 10/4/26	300,000	284,055
Georgia Power Co.
3.25% 4/1/26	250,000	240,751
3.25% 3/30/27	250,000	238,208
5.00% 2/23/27	260,000	260,312
National Rural Utilities Cooperative Finance Corp.
1.00% 6/15/26	250,000	229,038
3.25% 11/1/25	250,000	242,637
4.45% 3/13/26	320,000	316,557
4.80% 2/5/27	250,000	250,175
5.45% 10/30/25	100,000	100,336
5.60% 11/13/26	180,000	182,369
NextEra Energy Capital Holdings, Inc.
4.45% 6/20/25	120,000	118,539
4.95% 1/29/26	260,000	258,751
Oncor Electric Delivery Co. LLC 0.55% 10/1/25	350,000	327,701
Pacific Gas & Electric Co.
2.95% 3/1/26	350,000	334,149
3.15% 1/1/26	250,000	240,342
3.30% 3/15/27	250,000	236,779
3.45% 7/1/25	250,000	243,186
4.95% 6/8/25	50,000	49,586
Pinnacle West Capital Corp. 1.30% 6/15/25	250,000	236,991
Sempra
3.30% 4/1/25	245,000	239,697
5.40% 8/1/26	250,000	250,723
Southern California Edison Co.
1.20% 2/1/26	250,000	232,162
3.70% 8/1/25	250,000	244,518
4.20% 6/1/25	65,000	64,112
5.35% 3/1/26	115,000	115,182
Southern Co.
3.25% 7/1/26	350,000	336,357
5.15% 10/6/25	80,000	79,865
Southwestern Electric Power Co. 1.65% 3/15/26	250,000	233,161
Virginia Electric & Power Co.
2.95% 11/15/26	250,000	237,647
3.10% 5/15/25	250,000	243,802
3.50% 3/15/27	250,000	240,166
WEC Energy Group, Inc.
4.75% 1/9/26	415,000	411,169
5.00% 9/27/25	30,000	29,829
5.60% 9/12/26	65,000	65,751
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Wisconsin Public Service Corp. 5.35% 11/10/25	75,000	$75,250
Xcel Energy, Inc.
1.75% 3/15/27	250,000	225,082
3.35% 12/1/26	250,000	237,367
		15,313,799
Electrical Components & Equipment–0.09%
Emerson Electric Co. 0.88% 10/15/26	300,000	272,187
		272,187
Electronics–0.63%
Amphenol Corp. 4.75% 3/30/26	255,000	253,143
Arrow Electronics, Inc. 6.13% 3/1/26	250,000	249,778
Flex Ltd. 3.75% 2/1/26	250,000	242,456
Honeywell International, Inc.
1.10% 3/1/27	250,000	225,891
2.50% 11/1/26	500,000	472,441
Tyco Electronics Group SA
3.70% 2/15/26	250,000	243,658
4.50% 2/13/26	150,000	148,348
		1,835,715
Entertainment–0.27%
Warnermedia Holdings, Inc.
3.76% 3/15/27	500,000	477,164
6.41% 3/15/26	325,000	325,005
		802,169
Environmental Control–0.08%
Republic Services, Inc. 0.88% 11/15/25	250,000	233,082
		233,082
Food–1.31%
Campbell Soup Co.
5.20% 3/19/27	100,000	100,233
5.30% 3/20/26	65,000	65,049
Conagra Brands, Inc.
4.60% 11/1/25	250,000	246,816
5.30% 10/1/26	450,000	450,720
Flowers Foods, Inc. 3.50% 10/1/26	250,000	240,138
General Mills, Inc.
3.20% 2/10/27	150,000	142,976
4.70% 1/30/27	75,000	74,357
5.24% 11/18/25	160,000	159,497
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 2.50% 1/15/27	250,000	230,445
Kraft Heinz Foods Co. 3.00% 6/1/26	250,000	239,294
LVIP SSGA Short-Term Bond Index Fund–7

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
Kroger Co.
2.65% 10/15/26	300,000	$282,826
3.50% 2/1/26	250,000	242,777
McCormick & Co., Inc. 0.90% 2/15/26	250,000	230,983
Mondelez International, Inc. 1.50% 5/4/25	500,000	479,404
Sysco Corp.
3.30% 7/15/26	250,000	240,082
3.75% 10/1/25	250,000	243,791
Tyson Foods, Inc. 4.00% 3/1/26	150,000	146,335
		3,815,723
Gas–0.33%
National Fuel Gas Co. 5.20% 7/15/25	250,000	248,670
NiSource, Inc. 0.95% 8/15/25	500,000	470,529
Southern California Gas Co. 3.20% 6/15/25	250,000	244,463
		963,662
Hand Machine Tools–0.22%
Stanley Black & Decker, Inc.
3.40% 3/1/26	150,000	144,684
6.27% 3/6/26	500,000	500,009
		644,693
Health Care Products–0.88%
Abbott Laboratories
3.75% 11/30/26	250,000	244,312
3.88% 9/15/25	250,000	246,469
Baxter International, Inc. 1.92% 2/1/27	200,000	182,616
Boston Scientific Corp. 1.90% 6/1/25	250,000	240,177
Danaher Corp. 3.35% 9/15/25	250,000	244,513
GE HealthCare Technologies, Inc. 5.60% 11/15/25	350,000	351,179
Stryker Corp.
1.15% 6/15/25	350,000	332,770
3.50% 3/15/26	250,000	242,414
Thermo Fisher Scientific, Inc.
4.95% 8/10/26	250,000	250,440
5.00% 12/5/26	250,000	251,033
		2,585,923
Health Care Services–1.56%
CommonSpirit Health 1.55% 10/1/25	250,000	235,027
Elevance Health, Inc.
1.50% 3/15/26	250,000	232,860
4.90% 2/8/26	70,000	69,539
5.35% 10/15/25	120,000	120,064
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
HCA, Inc.
3.13% 3/15/27	250,000	$236,437
4.50% 2/15/27	350,000	343,163
5.25% 6/15/26	350,000	348,979
5.38% 9/1/26	250,000	249,942
5.88% 2/15/26	250,000	251,068
Humana, Inc. 5.70% 3/13/26	375,000	374,484
Laboratory Corp. of America Holdings 1.55% 6/1/26	250,000	231,548
PeaceHealth Obligated Group 1.38% 11/15/25	250,000	232,553
UnitedHealth Group, Inc.
1.25% 1/15/26	250,000	234,245
3.10% 3/15/26	250,000	241,654
3.70% 12/15/25	250,000	244,614
3.75% 7/15/25	600,000	589,992
4.60% 4/15/27	250,000	248,556
5.15% 10/15/25	80,000	80,097
		4,564,822
Home Builders–0.25%
DR Horton, Inc. 2.60% 10/15/25	350,000	335,364
PulteGroup, Inc. 5.50% 3/1/26	150,000	150,076
Toll Brothers Finance Corp. 4.88% 3/15/27	250,000	247,109
		732,549
Household Products Ware–0.08%
Kimberly-Clark Corp. 2.75% 2/15/26	250,000	240,700
		240,700
Insurance–1.35%
Aflac, Inc. 1.13% 3/15/26	350,000	324,229
Allied World Assurance Co. Holdings Ltd. 4.35% 10/29/25	250,000	243,896
Allstate Corp. 0.75% 12/15/25	350,000	324,254
Aon Global Ltd. 3.88% 12/15/25	250,000	244,437
Aon North America, Inc. 5.13% 3/1/27	95,000	95,569
Arch Capital Finance LLC 4.01% 12/15/26	250,000	242,295
Berkshire Hathaway, Inc. 3.13% 3/15/26	500,000	484,104
Chubb INA Holdings, Inc. 3.35% 5/3/26	350,000	338,094
CNA Financial Corp. 4.50% 3/1/26	250,000	246,523
CNO Financial Group, Inc. 5.25% 5/30/25	350,000	348,093
Manulife Financial Corp. 4.15% 3/4/26	350,000	344,133
LVIP SSGA Short-Term Bond Index Fund–8

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Old Republic International Corp. 3.88% 8/26/26	250,000	$241,644
Principal Financial Group, Inc. 3.10% 11/15/26	250,000	238,073
Trinity Acquisition PLC 4.40% 3/15/26	250,000	245,237
		3,960,581
Internet–1.36%
Alphabet, Inc.
0.45% 8/15/25	250,000	235,530
2.00% 8/15/26	500,000	470,600
Amazon.com, Inc.
0.80% 6/3/25	350,000	333,528
1.00% 5/12/26	500,000	461,716
4.60% 12/1/25	400,000	398,406
5.20% 12/3/25	250,000	251,104
Baidu, Inc. 1.63% 2/23/27	250,000	226,952
Booking Holdings, Inc. 3.60% 6/1/26	250,000	242,775
eBay, Inc.
1.40% 5/10/26	350,000	324,373
5.90% 11/22/25	280,000	282,053
Expedia Group, Inc. 5.00% 2/15/26	250,000	248,534
Netflix, Inc. 4.38% 11/15/26	250,000	246,233
VeriSign, Inc. 5.25% 4/1/25	250,000	248,939
		3,970,743
Investment Companies–1.26%
Ares Capital Corp.
2.15% 7/15/26	250,000	230,207
3.25% 7/15/25	350,000	338,105
3.88% 1/15/26	250,000	241,809
Blackstone Private Credit Fund
2.63% 12/15/26	750,000	684,317
3.25% 3/15/27	250,000	230,731
7.05% 9/29/25	65,000	65,970
Blackstone Secured Lending Fund 2.75% 9/16/26	250,000	230,443
Blue Owl Capital Corp.
3.40% 7/15/26	250,000	235,528
3.75% 7/22/25	250,000	242,517
FS KKR Capital Corp. 2.63% 1/15/27	250,000	226,787
Goldman Sachs BDC, Inc. 6.38% 3/11/27	125,000	125,932
Golub Capital BDC, Inc.
2.05% 2/15/27	100,000	89,045
2.50% 8/24/26	250,000	229,695
Main Street Capital Corp. 3.00% 7/14/26	250,000	232,953
Morgan Stanley Direct Lending Fund 4.50% 2/11/27	150,000	144,434
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Investment Companies (continued)
Oaktree Specialty Lending Corp. 2.70% 1/15/27	150,000	$135,646
		3,684,119
Iron & Steel–0.42%
ArcelorMittal SA 4.55% 3/11/26	250,000	245,972
Nucor Corp. 2.00% 6/1/25	250,000	240,278
Reliance, Inc. 1.30% 8/15/25	250,000	236,290
Steel Dynamics, Inc. 2.40% 6/15/25	250,000	240,733
Vale Overseas Ltd. 6.25% 8/10/26	250,000	253,885
		1,217,158
Leisure Time–0.08%
Harley-Davidson, Inc. 3.50% 7/28/25	250,000	243,808
		243,808
Lodging–0.41%
Hyatt Hotels Corp.
4.85% 3/15/26	250,000	247,186
5.75% 1/30/27	150,000	152,334
Marriott International, Inc.
3.75% 10/1/25	250,000	243,857
5.45% 9/15/26	65,000	65,330
Sands China Ltd. 4.05% 1/8/26	500,000	480,667
		1,189,374
Machinery Construction & Mining–0.64%
Caterpillar Financial Services Corp.
0.90% 3/2/26	250,000	231,448
1.15% 9/14/26	250,000	228,952
3.40% 5/13/25	250,000	245,197
3.65% 8/12/25	200,000	196,013
4.35% 5/15/26	250,000	247,274
4.50% 1/8/27	135,000	134,121
4.80% 1/6/26	100,000	99,816
5.05% 2/27/26	250,000	250,362
5.15% 8/11/25	250,000	250,183
		1,883,366
Machinery Diversified–1.53%
CNH Industrial Capital LLC
1.45% 7/15/26	250,000	229,483
1.88% 1/15/26	250,000	235,098
3.95% 5/23/25	95,000	93,298
5.45% 10/14/25	85,000	85,151
John Deere Capital Corp.
1.70% 1/11/27	150,000	137,881
3.40% 6/6/25	110,000	107,820
3.40% 9/11/25	350,000	341,841
LVIP SSGA Short-Term Bond Index Fund–9

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified (continued)
John Deere Capital Corp. (continued)
4.05% 9/8/25	160,000	$157,764
4.50% 1/8/27	250,000	248,089
4.75% 6/8/26	110,000	109,651
4.80% 1/9/26	665,000	663,065
4.85% 3/5/27	250,000	250,108
4.95% 6/6/25	65,000	64,949
4.95% 3/6/26	150,000	150,037
5.05% 3/3/26	100,000	100,283
5.15% 9/8/26	100,000	100,564
5.30% 9/8/25	100,000	100,365
Otis Worldwide Corp. 2.06% 4/5/25	500,000	483,452
Westinghouse Air Brake Technologies Corp.
3.20% 6/15/25	350,000	339,915
3.45% 11/15/26	250,000	239,393
Xylem, Inc. 3.25% 11/1/26	250,000	238,796
		4,477,003
Media–1.72%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91% 7/23/25	750,000	740,872
6.15% 11/10/26	240,000	241,879
Comcast Corp.
2.35% 1/15/27	250,000	233,853
3.15% 3/1/26	250,000	242,053
3.30% 2/1/27	250,000	239,869
3.38% 8/15/25	500,000	488,632
3.95% 10/15/25	350,000	344,154
5.25% 11/7/25	355,000	356,437
FactSet Research Systems, Inc. 2.90% 3/1/27	250,000	235,034
Paramount Global 2.90% 1/15/27	500,000	457,336
TCI Communications, Inc. 7.88% 2/15/26	250,000	262,146
TWDC Enterprises 18 Corp.
1.85% 7/30/26	250,000	233,960
3.00% 2/13/26	250,000	241,013
3.15% 9/17/25	500,000	486,255
Walt Disney Co. 1.75% 1/13/26	250,000	236,340
		5,039,833
Mining–0.17%
BHP Billiton Finance USA Ltd.
5.25% 9/8/26	250,000	251,479
6.42% 3/1/26	250,000	255,766
		507,245
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Miscellaneous Manufacturing–0.31%
3M Co.
2.65% 4/15/25	350,000	$339,779
3.00% 8/7/25	350,000	339,983
Illinois Tool Works, Inc. 2.65% 11/15/26	250,000	237,136
		916,898
Office Business Equipment–0.16%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	500,000	464,289
		464,289
Oil & Gas–2.25%
BP Capital Markets America, Inc.
3.12% 5/4/26	350,000	337,146
3.41% 2/11/26	250,000	243,032
3.80% 9/21/25	350,000	343,997
Canadian Natural Resources Ltd. 2.05% 7/15/25	350,000	334,827
Chevron Corp.
2.95% 5/16/26	750,000	722,100
3.33% 11/17/25	250,000	244,561
Chevron USA, Inc. 0.69% 8/12/25	350,000	330,194
Devon Energy Corp. 5.85% 12/15/25	250,000	251,357
EOG Resources, Inc. 4.15% 1/15/26	250,000	246,343
Exxon Mobil Corp.
2.28% 8/16/26	250,000	236,694
3.04% 3/1/26	250,000	242,131
HF Sinclair Corp. 5.88% 4/1/26	240,000	241,604
Marathon Petroleum Corp. 4.70% 5/1/25	500,000	495,754
Occidental Petroleum Corp. 5.88% 9/1/25	500,000	501,565
Ovintiv, Inc.
5.38% 1/1/26	250,000	248,982
5.65% 5/15/25	85,000	85,015
Phillips 66 Co. 3.55% 10/1/26	250,000	241,443
Pioneer Natural Resources Co. 5.10% 3/29/26	160,000	159,798
Shell International Finance BV
2.50% 9/12/26	250,000	236,944
2.88% 5/10/26	500,000	480,131
3.25% 5/11/25	350,000	343,080
		6,566,698
LVIP SSGA Short-Term Bond Index Fund–10

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas Services–0.19%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc. 2.06% 12/15/26	250,000	$231,043
Schlumberger Finance Canada Ltd. 1.40% 9/17/25	350,000	331,902
		562,945
Packaging & Containers–0.24%
Berry Global, Inc.
1.57% 1/15/26	250,000	233,697
1.65% 1/15/27	250,000	226,950
WRKCo, Inc. 4.65% 3/15/26	250,000	246,872
		707,519
Pharmaceuticals–4.07%
AbbVie, Inc.
2.95% 11/21/26	500,000	476,199
3.20% 5/14/26	350,000	337,814
3.60% 5/14/25	750,000	736,105
4.80% 3/15/27	575,000	575,594
Astrazeneca Finance LLC
1.20% 5/28/26	750,000	692,799
4.80% 2/26/27	320,000	319,862
Bristol-Myers Squibb Co.
3.25% 2/27/27	250,000	240,517
4.90% 2/22/27	165,000	165,369
4.95% 2/20/26	100,000	99,980
Cigna Group
4.13% 11/15/25	250,000	246,418
4.50% 2/25/26	250,000	246,938
5.69% 3/15/26	750,000	749,589
CVS Health Corp.
2.88% 6/1/26	500,000	476,680
3.00% 8/15/26	250,000	238,301
3.88% 7/20/25	500,000	490,594
5.00% 2/20/26	205,000	204,284
Eli Lilly & Co.
4.50% 2/9/27	350,000	349,010
5.00% 2/27/26	110,000	109,848
Johnson & Johnson
0.55% 9/1/25	350,000	329,197
2.45% 3/1/26	250,000	239,540
2.95% 3/3/27	250,000	239,459
McKesson Corp. 5.25% 2/15/26	65,000	64,807
Merck & Co., Inc. 0.75% 2/24/26	250,000	231,836
Novartis Capital Corp.
2.00% 2/14/27	350,000	326,001
3.00% 11/20/25	250,000	242,817
Pfizer Investment Enterprises Pte. Ltd.
4.45% 5/19/26	585,000	578,920
4.65% 5/19/25	335,000	332,832
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Pfizer, Inc.
0.80% 5/28/25	750,000	$714,636
3.00% 12/15/26	500,000	478,580
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/26	750,000	717,366
Utah Acquisition Sub, Inc. 3.95% 6/15/26	500,000	483,067
Zoetis, Inc. 5.40% 11/14/25	155,000	155,203
		11,890,162
Pipelines–2.62%
Cheniere Corpus Christi Holdings LLC 5.88% 3/31/25	400,000	400,115
Columbia Pipeline Group, Inc. 4.50% 6/1/25	250,000	246,469
Enbridge, Inc.
1.60% 10/4/26	200,000	183,232
5.90% 11/15/26	110,000	112,043
Energy Transfer LP
2.90% 5/15/25	500,000	485,294
3.90% 7/15/26	350,000	339,393
4.40% 3/15/27	250,000	244,637
6.05% 12/1/26	500,000	509,853
Enterprise Products Operating LLC
3.95% 2/15/27	150,000	146,474
4.60% 1/11/27	400,000	397,565
5.05% 1/10/26	90,000	89,936
Kinder Morgan, Inc.
1.75% 11/15/26	250,000	229,324
4.30% 6/1/25	350,000	345,027
MPLX LP
1.75% 3/1/26	250,000	233,698
4.88% 6/1/25	350,000	347,071
ONEOK, Inc.
5.55% 11/1/26	250,000	252,288
5.85% 1/15/26	250,000	252,374
Plains All American Pipeline LP/PAA Finance Corp.
4.50% 12/15/26	250,000	245,448
4.65% 10/15/25	350,000	345,246
Sabine Pass Liquefaction LLC
5.00% 3/15/27	250,000	249,269
5.88% 6/30/26	250,000	251,973
Spectra Energy Partners LP 3.38% 10/15/26	250,000	239,317
Tennessee Gas Pipeline Co. LLC 7.00% 3/15/27	250,000	261,365
TransCanada PipeLines Ltd. 6.20% 3/9/26	250,000	250,047
Transcontinental Gas Pipe Line Co. LLC 7.85% 2/1/26	250,000	259,331
LVIP SSGA Short-Term Bond Index Fund–11

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Western Midstream Operating LP 4.65% 7/1/26	250,000	$245,277
Williams Cos., Inc.
4.00% 9/15/25	250,000	245,231
5.40% 3/2/26	260,000	260,668
		7,667,965
Real Estate–0.05%
CBRE Services, Inc. 4.88% 3/1/26	150,000	148,416
		148,416
Real Estate Investment Trusts–3.09%
American Tower Corp.
1.60% 4/15/26	250,000	232,161
3.13% 1/15/27	150,000	141,825
3.38% 10/15/26	350,000	334,299
3.65% 3/15/27	250,000	239,637
4.00% 6/1/25	250,000	245,632
AvalonBay Communities, Inc.
2.90% 10/15/26	150,000	142,147
3.50% 11/15/25	250,000	243,563
Boston Properties LP 2.75% 10/1/26	300,000	279,447
Brixmor Operating Partnership LP 3.90% 3/15/27	250,000	239,894
Crown Castle, Inc.
1.05% 7/15/26	250,000	227,242
2.90% 3/15/27	350,000	327,367
3.70% 6/15/26	250,000	241,434
4.00% 3/1/27	250,000	241,643
DOC DR LLC 4.30% 3/15/27	250,000	244,171
EPR Properties
4.50% 4/1/25	250,000	246,238
4.75% 12/15/26	250,000	241,957
Equinix, Inc.
1.00% 9/15/25	350,000	327,317
1.25% 7/15/25	250,000	236,474
1.45% 5/15/26	250,000	229,952
ERP Operating LP
2.85% 11/1/26	250,000	236,737
3.38% 6/1/25	250,000	244,126
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	350,000	347,747
Highwoods Realty LP 3.88% 3/1/27	250,000	235,318
Host Hotels & Resorts LP
4.00% 6/15/25	250,000	244,683
4.50% 2/1/26	250,000	244,805
Kimco Realty OP LLC 2.80% 10/1/26	300,000	282,989
Kite Realty Group LP 4.00% 10/1/26	100,000	95,168
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Mid-America Apartments LP 4.00% 11/15/25	250,000	$244,982
NNN REIT, Inc. 3.60% 12/15/26	250,000	238,788
Prologis LP 3.25% 10/1/26	200,000	191,320
Public Storage Operating Co. 0.88% 2/15/26	250,000	230,997
Realty Income Corp.
3.00% 1/15/27	150,000	141,719
3.88% 4/15/25	250,000	246,151
5.05% 1/13/26	70,000	69,753
Simon Property Group LP
3.25% 11/30/26	250,000	238,967
3.30% 1/15/26	250,000	241,642
3.50% 9/1/25	350,000	341,721
Welltower OP LLC 4.25% 4/1/26	250,000	245,034
		9,025,047
Retail–2.08%
AutoNation, Inc. 4.50% 10/1/25	250,000	246,154
AutoZone, Inc.
3.63% 4/15/25	350,000	343,573
5.05% 7/15/26	190,000	190,297
Dollar General Corp. 4.15% 11/1/25	250,000	245,169
Home Depot, Inc.
2.13% 9/15/26	250,000	234,466
2.70% 4/15/25	135,000	131,628
3.35% 9/15/25	350,000	342,154
4.00% 9/15/25	145,000	143,004
4.95% 9/30/26	170,000	170,275
Lowe's Cos., Inc.
2.50% 4/15/26	250,000	237,740
3.38% 9/15/25	250,000	243,566
4.40% 9/8/25	140,000	138,283
4.80% 4/1/26	100,000	99,427
McDonald's Corp.
1.45% 9/1/25	250,000	237,211
3.30% 7/1/25	500,000	488,820
3.70% 1/30/26	250,000	244,615
O'Reilly Automotive, Inc. 5.75% 11/20/26	125,000	127,057
Starbucks Corp.
3.80% 8/15/25	250,000	245,193
4.75% 2/15/26	185,000	183,846
4.85% 2/8/27	250,000	249,534
Target Corp. 2.25% 4/15/25	500,000	485,636
TJX Cos., Inc. 2.25% 9/15/26	250,000	235,592
Walmart, Inc.
1.05% 9/17/26	250,000	229,188
3.05% 7/8/26	250,000	241,069
3.90% 9/9/25	150,000	147,846
LVIP SSGA Short-Term Bond Index Fund–12

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Walmart, Inc. (continued)
4.00% 4/15/26	200,000	$197,391
		6,078,734
Semiconductors–1.68%
Analog Devices, Inc.
2.95% 4/1/25	250,000	244,273
3.50% 12/5/26	250,000	241,540
Applied Materials, Inc. 3.90% 10/1/25	350,000	344,293
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88% 1/15/27	500,000	484,715
Broadcom, Inc. 3.46% 9/15/26	250,000	240,458
Intel Corp.
2.60% 5/19/26	250,000	237,921
3.70% 7/29/25	500,000	490,007
4.88% 2/10/26	670,000	667,822
Lam Research Corp. 3.75% 3/15/26	250,000	244,181
Microchip Technology, Inc. 4.25% 9/1/25	350,000	344,253
Micron Technology, Inc. 4.19% 2/15/27	200,000	194,883
QUALCOMM, Inc. 3.45% 5/20/25	500,000	490,674
Skyworks Solutions, Inc. 1.80% 6/1/26	250,000	231,616
Texas Instruments, Inc. 4.60% 2/8/27	120,000	119,826
TSMC Arizona Corp. 1.75% 10/25/26	350,000	322,487
		4,898,949
Software–2.18%
Adobe, Inc. 2.15% 2/1/27	150,000	140,053
Fidelity National Information Services, Inc. 1.15% 3/1/26	250,000	231,452
Fiserv, Inc.
3.20% 7/1/26	250,000	239,673
3.85% 6/1/25	250,000	245,254
5.15% 3/15/27	215,000	215,812
Intuit, Inc.
0.95% 7/15/25	250,000	236,843
5.25% 9/15/26	200,000	201,873
Microsoft Corp.
2.40% 8/8/26	750,000	711,814
3.13% 11/3/25	500,000	487,004
3.30% 2/6/27	750,000	726,964
Oracle Corp.
1.65% 3/25/26	750,000	699,995
2.50% 4/1/25	600,000	581,903
2.95% 5/15/25	350,000	340,802
5.80% 11/10/25	145,000	146,195
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Roper Technologies, Inc.
1.00% 9/15/25	350,000	$329,075
3.85% 12/15/25	250,000	244,534
Take-Two Interactive Software, Inc.
3.55% 4/14/25	350,000	343,361
5.00% 3/28/26	250,000	248,714
		6,371,321
Telecommunications–2.52%
AT&T, Inc.
1.70% 3/25/26	750,000	701,210
2.95% 7/15/26	250,000	238,137
3.80% 2/15/27	150,000	145,233
4.25% 3/1/27	250,000	245,445
5.54% 2/20/26	300,000	299,725
Cisco Systems, Inc.
2.95% 2/28/26	250,000	241,277
4.80% 2/26/27	315,000	315,507
4.90% 2/26/26	235,000	235,169
Juniper Networks, Inc. 1.20% 12/10/25	250,000	232,084
Rogers Communications, Inc.
2.90% 11/15/26	250,000	235,724
3.63% 12/15/25	250,000	242,612
Sprint LLC 7.63% 3/1/26	1,000,000	1,033,139
Telefonica Emisiones SA 4.10% 3/8/27	250,000	243,121
T-Mobile USA, Inc.
2.25% 2/15/26	500,000	473,129
3.50% 4/15/25	1,000,000	980,429
Verizon Communications, Inc.
1.45% 3/20/26	750,000	699,306
2.63% 8/15/26	500,000	473,755
4.13% 3/16/27	350,000	342,570
		7,377,572
Toys Games Hobby–0.08%
Hasbro, Inc. 3.55% 11/19/26	250,000	238,337
		238,337
Transportation–0.89%
Burlington Northern Santa Fe LLC
3.65% 9/1/25	250,000	244,796
7.00% 12/15/25	250,000	257,814
Canadian Pacific Railway Co. 1.75% 12/2/26	250,000	229,627
CSX Corp. 2.60% 11/1/26	250,000	236,441
JB Hunt Transport Services, Inc. 3.88% 3/1/26	250,000	244,377
Norfolk Southern Corp. 3.65% 8/1/25	250,000	244,896
Ryder System, Inc.
2.90% 12/1/26	250,000	236,045
LVIP SSGA Short-Term Bond Index Fund–13

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Ryder System, Inc. (continued)
3.35% 9/1/25	250,000	$242,834
5.30% 3/15/27	110,000	110,765
Union Pacific Corp.
3.25% 8/15/25	250,000	243,806
4.75% 2/21/26	65,000	64,906
United Parcel Service, Inc. 2.40% 11/15/26	250,000	235,225
		2,591,532
Trucking & Leasing–0.03%
GATX Corp. 5.40% 3/15/27	80,000	80,547
		80,547
Total Corporate Bonds (Cost $285,631,227)		284,872,178
SUPRANATIONAL BANKS–1.40%
Australia & New Zealand Banking Group Ltd.
4.75% 1/18/27	250,000	249,616
5.00% 3/18/26	250,000	249,832
5.09% 12/8/25	285,000	285,028
5.67% 10/3/25	400,000	403,560
Commonwealth Bank of Australia 5.50% 9/12/25	500,000	502,876
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
Cooperatieve Rabobank UA
4.85% 1/9/26	350,000	$349,156
5.04% 3/5/27	250,000	250,909
5.50% 7/18/25	295,000	296,064
5.50% 10/5/26	500,000	505,664
μDeutsche Bank AG 5.71% 2/8/28	225,000	224,673
National Australia Bank Ltd.
4.75% 12/10/25	250,000	249,075
4.97% 1/12/26	295,000	294,616
5.20% 5/13/25	250,000	250,049
Total Supranational Banks (Cost $4,098,175)		4,111,118

	Number of Shares
MONEY MARKET FUND–4.87%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.26%)	14,234,647	14,234,647
Total Money Market Fund (Cost $14,234,647)		14,234,647

TOTAL INVESTMENTS–103.67% (Cost $303,964,049)	303,217,943

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(3.67%)	(10,731,622)
NET ASSETS APPLICABLE TO 29,489,838 SHARES OUTSTANDING–100.00%	$292,486,321

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2024. Rate will reset at a future date.

Summary of Abbreviations:
HSBC–Hong Kong and Shanghai Banking Corporation
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes.
LVIP SSGA Short-Term Bond Index Fund–14

LVIP SSGA Short-Term Bond Index Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Short-Term Bond Index Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bonds	$—	$284,872,178	$—	$284,872,178
Supranational Banks	—	4,111,118	—	4,111,118
Money Market Fund	14,234,647	—	—	14,234,647
Total Investments	$14,234,647	$288,983,296	$—	$303,217,943
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Short-Term Bond Index Fund–15